Long-term Indebtedness (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Unsecured loans from banks, weighted average rate	1.90%	1.90%
Unsecured loans from banks, due period	2012	2012